Movement in Allowance for Doubtful Accounts (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Allowance for Doubtful Accounts
Balance as of January 1	$ 27	¥ 177	¥ 190	¥ 94
Amounts charged to expenses	29	190	39	115
Amounts written off	(8)	(51)	(52)	(19)
Balance as of December 31	$ 48	¥ 316	¥ 177	¥ 190